Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2020 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.86%
Past 5 years	6.59%
Since Inception	4.76%	[1]
Fidelity Advisor Freedom Blend 2020 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.60%
Past 5 years	5.42%
Since Inception	3.61%	[2]
Fidelity Advisor Freedom Blend 2020 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.28%
Past 5 years	5.20%
Since Inception	3.44%	[3]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.04%
Past 5 years	4.96%
Since Inception	3.24%	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.23%
Past 5 years	3.63%
Since Inception	1.94%	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.74%
Past 5 years	3.56%
Since Inception	2.20%	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.71%
Past 5 years	6.47%
Since Inception	4.64%	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	4.81%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .